Share capital, additional paid-in capital, share premium and other reserves - Summary of authorised, issued and fully paid shares (Details) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital
Authorised shares	230,850	230,850	230,850
Issued and fully paid shares	62,713	60,933	60,597
Class A ordinary shares
Disclosure of classes of share capital
Authorised shares	131,333	131,778	133,017
Issued and fully paid shares	13,833	14,278	15,517
Class B ordinary shares
Disclosure of classes of share capital
Authorised shares	99,517	99,072	97,833
Issued and fully paid shares	48,880	46,655	45,080
Treasury shares	1,261	0